Investments in infrastructure projects from financial asset model concessions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Infrastructure proyect long term receivables [Line Items]
Infrastructure project receivables	€ 162	€ 166
Long term infrastructure project receivables [Member]
Infrastructure proyect long term receivables [Line Items]
Infrastructure project receivables	158	162	€ 163
Increase decrease in investments in infrastructure projects receivables additions	6	9
Increase decrease in investments in infrastructure projects receivables disposals	(14)	(12)
Increase decrease in investments in infrastructure projects receivables foreign exchange rate	€ 3	€ 2